Debt, Convertible Notes, and Warrants - Additional Information (Venture Loan Amendment) (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jun. 21, 2019
Debt instrument, Face amount		$ 6,035		$ 6,035
Gain (Loss) on Extinguishment of Debt		$ 0	$ 673	673	$ (11,529)
Tranche A [Member] | Venture Loan Amendment [Member]
Debt instrument, Face amount						$ 49,000
Tranche B [Member]
Long-term Debt, Fair Value	$ 11,000			11,000
Repayments of Debt	49,000
Gain (Loss) on Extinguishment of Debt	$ 11,500
Tranche B [Member] | Venture Loan Amendment [Member]
Debt instrument, Face amount						8,600
Contract with Customer, Liability						4,300
Long-term Debt, Fair Value						$ 10,900
Repayments of Debt				2,600
Gain (Loss) on Extinguishment of Debt				$ 700